ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule Of Accounts Payable And Accrued Liabilities (Detail) $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Accrued Liabilities, Current [Abstract]
Due to a rental service company	¥ 0		¥ 603,884,000
Tenant deposits	5,184,000		102,355,000
Payable to a constructor for leasehold improvements			62,498,000
Other tax payable	63,619,000		91,970,000
Interest payable	1,680,000		106,439,000
Accrued utilities			25,503,000
Operation service payable			35,514,000
Accrued payroll and welfare	3,999,000		4,471,000
Others	7,167,000		16,727,000
Total	¥ 81,649,000	$ 11,480	¥ 1,049,361,000